Credit risk from financial instruments	12 Months Ended
Dec. 31, 2022
Credit risk from financial instruments
Credit Risk from Financial Instruments

23. Credit risk from financial instruments

The Group is exposed to credit risk in various asset structures as described in note 2 (Summary of significant accounting policies) to the Group’s consolidated financial statements, most of which involve financing sums recoverable only out of successful capital provision assets with a concomitant risk of loss of deployed cost. Upon becoming contractually entitled to proceeds, depending on the structure of the particular capital provision asset, the Group could be a creditor of, and subject to direct or indirect credit risk from, a claimant, a defendant and/or other parties, or a combination thereof. Moreover, the Group may be indirectly subject to credit risk to the extent a defendant does not pay a claimant immediately notwithstanding successful adjudication of a claim in the claimant’s favor. The Group’s credit risk is uncertain given that its entitlement pursuant to its assets is generally not established until a successful resolution of claims, and its potential credit risk is mitigated by the diversity of its counterparties and indirect creditors, and due to a judgment creditor (in contrast to a conventional debtholder) having immediate and unfettered rights of action to, for example, seize assets and garnish cash flows.

The Group is also exposed to credit risk in respect of the marketable securities and cash and cash equivalents. The credit risk of the cash and cash equivalents is mitigated as all cash is placed with reputable banks with a sound credit rating (A-2 or higher by S&P and P-2 or higher by Moody’s). Marketable securities principally consist of investment grade corporate bonds and asset-backed securities, as well as investments in investment funds and US treasuries.

In addition, the Group is exposed to credit risk from litigation insurance in the event there is a successful litigation outcome. The underwriting process includes an assessment of counterparty credit risk, and there is a large diversification of counterparties.

The maximum credit risk exposure represented by cash, cash equivalents, marketable securities, due from settlement of capital provision assets and capital provision assets is specified in the consolidated statements of financial position.

In addition, the Group is exposed to credit risk on financial assets held at amortized cost and receivables in other assets. The maximum credit exposure for such amounts was the carrying value of $17.7 million, $22.3 million and $22.3 million at December 31, 2022, 2021 and 2020, respectively. The Group reviews the lifetime expected credit loss based on historical collection performance, the specific provisions of any settlement agreement and a forward-looking assessment of macro-economic factors. Based on this review, the Group has not identified any material expected credit loss relating to the financial assets held at amortized cost, except as set forth in note 6 (Capital provision assets) to the Group’s consolidated financial statements. The Group recognized no impairment during the years ended December 31, 2022 and 2020 and $0.5 million and $1.0 million of impairments for the year ended December 31, 2021 and 2019, respectively.

The Group is not exposed to concentration of credit risk from a particular region or customer.